Note 9 - Fair Value Measurement (Details) - Financial Assets Measured or Disclosed at Fair Value on a Rrecurring Basis (USD $)	Dec. 31, 2012
Note 9 - Fair Value Measurement (Details) - Financial Assets Measured or Disclosed at Fair Value on a Rrecurring Basis [Line Items]
Held-to-maturity securities	$ 2,639,589
Held-to-maturity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Note 9 - Fair Value Measurement (Details) - Financial Assets Measured or Disclosed at Fair Value on a Rrecurring Basis [Line Items]
Held-to-maturity securities	2,639,589
Held-to-maturity Securities [Member]
Note 9 - Fair Value Measurement (Details) - Financial Assets Measured or Disclosed at Fair Value on a Rrecurring Basis [Line Items]
Held-to-maturity securities	$ 2,639,589